Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Jun. 13, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2016